SHORT TERM LOAN	9 Months Ended
Jun. 30, 2016
Short Term Loan
SHORT TERM LOAN

7. SHORT TERM LOAN

The Company entered a short term agreement of $2,050,000 with Shin Kong Bank with a period of three months. The loan was guaranteed by the related party, BioLite. Pursuant to the loan agreement, the interest rate is LIBOR plus 1.5%.

The loan was subsequently paid off on August 9, 2016.